Wells, Pipelines, Properties, Plant and Equipment, Net	9 Months Ended
Sep. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Wells, Pipelines, Properties, Plant and Equipment, Net	WELLS, PIPELINES, PROPERTIES, PLANT AND EQUIPMENT, NET
As of September 30, 2025, 2024 and December 31, 2024, wells, pipelines, properties, plant and equipment, net, is presented as follows:

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Investment
Balances as of January 1, 2024	Ps.	1,070,987,449	18,913,795	491,444,562	1,695,212,594	73,956,002	425,259,020	53,545,137	32,988,437	480,504,766	52,888,295	Ps.	4,395,700,057
Acquisitions	7,476,120		5,124,610	3,184,650	45,149,840	10,490	694,070	1,582,600	606,690	135,642,460	—	199,471,530
Reclassifications	889,300		—	488,180	1,148,690	76,950	(868,610)	309,590	51,810	(7,480)	—	2,088,430
Capitalization	40,877,940		—	3,714,480	51,669,960	34,923,880	1,212,620	438,920	27,060	(132,892,280)	27,420	—
Disposals	(725,520)		(16,300)	(990)	—	(11,110)	(7,940)	(1,260,090)	(315,040)	(2,782,580)	(5,080)	(5,124,650)
Translation effect	19,175,470		—	(791,880)	—	1,962,400	—	128,100	604,410	36,201,070	365,560	57,645,130
Balances as of September 30, 2024	Ps.	1,138,680,759	24,022,105	498,039,002	1,793,181,084	110,918,612	426,289,160	54,744,257	33,963,367	516,665,956	53,276,195	Ps.	4,649,780,497
Balances as of January 1, 2024	Ps.	1,070,987,449	18,913,795	491,444,562	1,695,212,594	73,956,002	425,259,020	53,545,137	32,988,437	480,504,766	52,888,295	Ps.	4,395,700,057
Acquisitions	11,194,280		5,432,300	7,180,410	94,119,630	57,660	2,573,440	2,922,890	817,850	189,951,070	—	314,249,530
Reclassifications	1,357,250		—	397,460	—	252,930	(1,280,890)	309,960	130,500	(6,260)	27,740	1,188,690
Capitalization	44,796,840		—	9,245,250	60,274,710	1,864,030	2,135,690	565,340	55,790	(118,965,090)	27,440	—
Disposals	(5,171,200)		(38,620)	(994,620)	—	(242,880)	(7,940)	(2,036,150)	(545,530)	(5,117,236)	(62,990)	(14,217,166)
Translation effect	23,924,080		—	(22,690)	—	1,962,770	—	151,040	746,120	49,166,860	451,890	76,380,070
Balances as of December 31, 2024	Ps.	1,147,088,699	24,307,475	507,250,372	1,849,606,934	77,850,512	428,679,320	55,458,217	34,193,167	595,534,110	53,332,375	Ps.	4,773,301,181
Acquisitions	7,945,520		1,075,800	5,186,290	40,650,040	600	1,715,240	2,512,820	1,040,570	53,068,170	—	113,195,050
Reclassifications	929,800		—	522,330	—	1,750	(932,030)	(1,390)	48,750	—	—	569,210
Capitalization	145,026,170		—	5,654,400	19,816,270	5,246,260	604,370	697,000	223,620	(177,268,500)	410	—
Disposals	(1,243,750)		(68,330)	(1,026,560)	—	(9,320)	(14,800)	(451,280)	(86,350)	(552,740)	(215,670)	(3,668,800)
Translation effect	(19,200,970)		—	(21,470)	—	(1,490,340)	—	(116,500)	(414,400)	(27,603,380)	(265,660)	(49,112,720)
Balances as of September 30, 2025	Ps.	1,280,545,469	25,314,945	517,565,362	1,910,073,244	81,599,462	430,052,100	58,098,867	35,005,357	443,177,660	52,851,455	Ps.	4,834,283,921
Accumulated depreciation and amortization
Balances as of January 1, 2024	Ps.	(785,552,629)	(6,896,584)	(308,862,775)	(1,341,888,963)	(48,568,206)	(300,832,110)	(46,934,913)	(16,908,292)	(56,933,419)	—	Ps.	(2,913,377,891)
Depreciation and amortization	(24,016,750)		(511,910)	(9,082,640)	(62,953,590)	(1,326,400)	(9,029,920)	(1,193,320)	(1,305,867)	—	—	(109,420,397)
Reclassifications	(107,420)		—	(488,180)	(1,148,790)	(31,320)	48,420	(309,430)	(51,810)	100	—	(2,088,430)
(Impairment)	(76,713,430)		—	(7,795,540)	(16,604,400)	—	(3,908,560)	—	—	(1,818,200)	—	(106,840,130)
Reversal of impairment	15,520,040		—	2,931,870	20,449,760	—	7,885,350	62,440	—	8,149,225	—	54,998,685
Disposals	578,440		11,630	970	—	8,060	5,070	1,255,820	237,821	—	—	2,097,811
Translation effect	(12,115,910)		—	804,780	—	(764,500)	—	(59,540)	(145,500)	—	—	(12,280,670)
Balances as of September 30, 2024	Ps.	(882,407,659)	(7,396,864)	(322,491,515)	(1,402,145,983)	(50,682,366)	(305,831,750)	(47,178,943)	(18,173,648)	(50,602,294)	—	Ps.	(3,086,911,022)
Balances as of January 1, 2024	Ps.	(785,552,629)	(6,896,584)	(308,862,775)	(1,341,888,963)	(48,568,206)	(300,832,110)	(46,934,913)	(16,908,292)	(56,933,419)	—	Ps.	(2,913,377,891)
Depreciation and amortization	(32,590,580)		(765,490)	(12,534,800)	(82,997,750)	(1,786,750)	(12,839,730)	(1,628,720)	(1,706,388)	—	—	(146,850,208)
Reclassifications	(330,550)		53,880	(410,050)	(53,980)	(34,000)	53,950	(309,710)	(158,330)	100	—	(1,188,690)
(Impairment)	(119,691,380)		—	(16,588,490)	(27,386,630)	(218,120)	(9,356,010)	—	—	(5,027,050)	—	(178,267,680)
Reversal of impairment	46,899,260		—	10,442,300	39,134,890	—	19,784,040	62,440	—	8,467,170	—	124,790,100

Disposals	4,712,390		33,950	994,600	—	59,210	5,070	2,030,670	487,820	—	—	8,323,710
Translation effect	(15,029,580)		—	23,010	—	(939,730)	—	(65,130)	(186,380)	—	—	(16,197,810)
Balances as of December 31, 2024	Ps.	(901,583,069)	(7,574,244)	(326,936,205)	(1,413,192,433)	(51,487,596)	(303,184,790)	(46,845,363)	(18,471,570)	(53,493,199)	—	Ps.	(3,122,768,469)
Depreciation and amortization	Ps.	(23,572,450)	(338,030)	(8,726,540)	(66,692,140)	(1,311,480)	(9,376,630)	(1,252,470)	(1,298,232)	—	—	Ps.	(112,567,972)
Reclassifications	(72,020)		1,220	(549,270)	—	25,200	72,650	(1,750)	(45,240)	—	—	(569,210)
(Impairment)	(30,708,750)		—	(32,009,570)	(17,121,340)	(42,890)	(12,365,330)	—	—	(3,231,920)	—	(95,479,800)
Reversal of impairment	29,877,050		—	—	2,995,360	—	6,026,920	—	—	3,968,291	—	42,867,621
Disposals	691,840		68,330	1,008,550	—	8,750	12,000	450,370	83,691	—	—	2,323,531
Translation effect	8,780,550		—	24,800	—	575,400	—	50,480	100,670	—	—	9,531,900
Balances as of September 30, 2025	Ps.	(916,586,849)	(7,842,724)	(367,188,235)	(1,494,010,553)	(52,232,616)	(318,815,180)	(47,598,733)	(19,630,681)	(52,756,828)	—	Ps.	(3,276,662,399)
Wells, pipelines, properties, plant and equipment—net as of September 30, 2024	Ps.	256,273,100	16,625,241	175,547,487	391,035,101	60,236,246	120,457,410	7,565,314	15,789,719	466,063,662	53,276,195	1,562,869,475
Wells, pipelines, properties, plant and equipment—net as of December 31, 2024	Ps.	245,505,630	16,733,231	180,314,167	436,414,501	26,362,916	125,494,530	8,612,854	15,721,597	542,040,911	53,332,375	1,650,532,712
Wells, pipelines, properties, plant and equipment—net as of September 30, 2025	Ps.	363,958,620	17,472,221	150,377,127	416,062,691	29,366,846	111,236,920	10,500,134	15,374,676	390,420,832	52,851,455	1,557,621,522
Depreciation rates	3 to 5%		5%	2 to 7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—
Estimated useful lives	20 to 35		20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—
(1)Mainly wells, pipelines and plants.

A.For the nine-month periods ended September 30, 2025 and 2024, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 4,352,713 and Ps. 6,403,471, respectively. Financing cost rates during the nine-month periods ended September 30, 2025 and 2024 were 8.35% to 14.11% and 7.82% to 18.68%, respectively.
B.The combined depreciation of fixed assets and amortization of wells for the nine-month periods ended September 30, 2025 and 2024, recognized in operating costs and expenses, was Ps. 112,567,972 and Ps. 109,420,397, respectively. These figures include costs related to plugging and abandonment of wells, for the nine-month periods ended September 30, 2025 and 2024 of Ps. 5,681,545 and Ps. 131,336, respectively.
C.As of September 30, 2025 and December 31, 2024, provisions relating to future plugging of wells costs amounted to Ps. 111,222,600 and Ps. 115,514,750, respectively, and are presented in the “Provisions for plugging of wells” (see Note 16).
D.For the nine-month periods ended September 30, 2025 and 2024, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. (39,580,820) and Ps. 45,364,460, respectively, which consisted of mainly plant.
E.For the nine-month periods ended September 30, 2025 and 2024, PEMEX recognized a net impairment of Ps. (52,612,179) and Ps. (51,841,445), respectively, which is presented as a separate line item in the condensed consolidated interim statement of comprehensive income as follows:

	For the nine-month period ended September 30,
	2025		2024
	(Impairment) / Reversal of impairment, net
Exploration and Extraction (formerly Pemex Exploration and Production)	Ps.	(32,390,160)	Ps.	15,447,401
Logistics as a part of Other Operating Subsidiary Companies (formerly Pemex Logistics)	(22,143,105)		582,924
Energy Transformation (formerly part of Pemex Industrial Transformation)	(876,754)		—
Industrial Processes (formerly part of Pemex Industrial Transformation)	2,797,840		(67,871,770)
(Impairment), net	Ps.	(52,612,179)	Ps.	(51,841,445)
Cash-Generating Unit of Exploration and Extraction
For the nine-month periods ended September 30, 2025 and 2024, the Exploration and Extraction segment recognized a net impairment of Ps. (32,390,160) and Ps. 15,447,401, respectively, shown by CGU as follows:

	2025		2024
Tsimin Xux	Ps.	(10,786,426)	Ps.	(13,532,251)
Ogarrio Magallanes	(8,388,378)		(9,968,924)
Cantarell	(7,893,227)		17,930,141
Antonio J. Bermúdez	(3,552,799)		(3,742,263)
Burgos	(1,632,667)		494,325
Santuario CEE	(1,452,718)		—
Misión CEE	(11,147)		78,299
Ayin Alux	(10,021)		2,516,348
Aceite Terciario del Golfo	—		10,725,678
Tamaulipas Constituciones	—		2,383,525
Arenque	—		1,670,775
Poza Rica	—		385,159
Cuenca Macuspana	—		46,281
Lakach	1,337,223		6,460,308
Impairment	Ps.	(32,390,160)	Ps.	15,447,401

As of September 30, 2025, the Exploration and Extraction segment recognized a net impairment of Ps. (32,390,160) mainly due to: (i) a negative effect in crude oil prices of Ps. 43,048,812, mainly in the Cantarell, Burgos, Tsimin Xux, Antonio J. Bermúdez, CGUs; (ii) an increase in production costs generating a negative effect of Ps. 27,390,272, mainly in the Tsimin Xux, Ogarrio Sanchez Magallanes, and Cantarell CGUs; and (iii) a negative effect of Ps. 11,836,310 due to the fluctuations of the exchange rate from Ps. 20.2683 = U.S.$1.00 as of December 31, 2024 to Ps. 18.3825 = U.S.$1.00 as of September 30, 2025. These effects were partially offset by (i) a decrease in the discount rate of Ps. 41,236,392 from 10.86% as of December 31, 2024 to 7.96% as of September 30, 2025; (ii) a positive tax effect of Ps. 5,455,293 due to a lower tax base due to the decrease in prices and production costs; and (iii) an increase in production profiles volume in the barrel of crude oil equivalent generating a positive effect of Ps. 3,193,549.
As of September 30, 2024, Pemex Exploration and Production recognized a net reversal of impairment of Ps.15,447,401 mainly due to: (i) an increase in crude oil, gas and condensates prices, generating a positive effect of Ps. 41,135,676 mainly in the Cantarell, Aceite Terciario del Golfo and Tamaulipas Constituciones CGUs; (ii) a positive effect of Ps.31,371,838, due to the fluctuations of the exchange rate from Ps.16.9220 = U.S.$1.00 as of December 31, 2023, to Ps.19.6290 = U.S.$1.00 as of September 30, 2024; and (iii) a positive effect of the decrease in expenses of Ps.28,543,448 due to changes in operational strategies in Cantarell, Aceite Terciario del Golfo, Tamaulipas Constituciones and Lakach CGUs. These effects were partially offset by (i) a negative effect in the discount rate of Ps.44,734,671, from 9.93% in December 31, 2023 to 10.28% in September 30, 2024; (ii) a negative effect of the decrease in production profiles of Ps.27,335,248 in the Tsimin Xux, Ogarrio – Sánchez Magallanes, Antonio J. Bermudez and Burgos CGUs; and (iii) a negative tax effect of Ps.13,533,642 due to an increased tax base resulting from higher prices of petroleum products.
The CGUs of the Exploration and Extraction segment are investment projects in productive fields with hydrocarbon reserves associated with proved reserves. These productive hydrocarbon fields contain varying degrees of heating power consisting of a set of wells and are supported by fixed assets associated directly with production, such as pipelines, production facilities, offshore platforms, specialized equipment and machinery.
Each project represents the smallest unit which can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
The Exploration and Extraction segment determines the recoverable amount of fixed assets based on the long-term estimated prices for Pemex’s proved reserves. The recoverable amount on each asset is the value in use.
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

	2025	2024
Average crude oil price	60.59 U.S.$/bl	65.47 U.S.$/bl
Average gas price	4.67 U.S.$/mpc	4.80 U.S.$/mpc
Average condensates price	66.19 U.S.$/bl	73.18 U.S.$/bl
After-tax discount rate	7.96% annual	10.28% annual

For the nine-month periods ended September 30, 2025 and 2024 the total forecast production, calculated with a horizon of 25 years, was 6,371 Million barrels of oil equivalent (Mboe) and 6,566 Mboe, respectively.
The Exploration and Extraction segment, in compliance with practices observed in the industry, estimates the recovery value of an asset by determining its value in use, based on cash flows associated with proved reserves after taxes and using a discount rate, also after taxes. Cash flows related to plugging wells provision costs are excluded in this computation of discounted cash flows.
As of September 30, 2025 and 2024, values in use for each CGU are:

	2025		2024
Aceite Terciario del Golfo	Ps.	68,394,418	Ps.	37,876,754
Tsimin Xux	30,412,058		20,396,141
Ogarrio Magallanes	27,086,270		25,121,617
Antonio J. Bermúdez	24,689,447		22,514,620
Tamaulipas Constituciones	14,224,533		6,623,237
Cantarell	10,924,335		35,272,341
Poza Rica	9,221,425		6,887,762
Arenque	7,059,912		4,075,837
Lakach	5,159,864		6,460,269
Cuenca de Macuspana	1,455,752		592,090
Santuario	768,784		—
Ayin Alux	651,276		—
Chuc	—		63,820,619
Crudo Ligero Marino	—		33,542,145
Ixtal-Manik	—		12,818,132
Burgos	—		3,904,900
Bellota Chinchorro	—		15,184,877
Total	Ps.	200,048,074	Ps.	295,091,341
Cash-Generating Units of Industrial Processes
For the nine-month period ended September 30, 2025, the Industrial Processes segment recognized a net reversal of impairment of Ps.2,797,840, shown by CGUs as follows:

	2025
Tula Refinery	Ps.	10,079,316
Cosoleacaque Petrochemical Complex	1,556,155
Morelos Petrochemical Complex	1,098,350
Pajaritos Ethylene Complex	128,312
Cangrejera Ethylene Complex	(41,232)
Minatitlán Refinery	(292,125)
Salamanca Refinery	(459,926)
Madero Refinery	(596,357)
Salina Cruz Refinery	(2,829,938)
Cadereyta Refinery	(5,844,715)
Reversal of impairment	Ps.	2,797,840

As of September 30, 2025, the Industrial Processes segment recognized net reversal of impairment of Ps.2,797,840 due mainly to a decrease in the discount rate of CGUs of refined products from 14.75% as of December 31, 2024 to 11.82% as of September 30, 2025; fluctuations of the exchange rate from Ps. 20.2683 = U.S.$1.00 as of December 31, 2024 to Ps. 18.3825 = U.S.$1.00 as of September 30, 2025.
To determine the value in use of long-lived assets associated with the CGUs of Industrial Processes, the net present value of cash flows was determined based on the following assumptions:

	September 30, 2025
	Refining	Petrochemicals	Ethylene	Fertilizers
Average crude oil Price (U.S.$)(1)	101.8	N.A.
Processed volume (1)	889 mbd	Variable because the load inputs are diverse
Rate of U.S.$	18.3825	18.3825	18.3825	18.3825
Useful lives of the cash-generating units (year average)	12	8	10	15
After-tax discount rate	11.82%	9.26%	9.26%	11.12%
Period	2025 -2036	2025 - 2032	2025 - 2034	2025 - 2039
(1)Average of the first 5 years.
CGUs in the Industrial Processes segment are processing centers grouped according to their types of processes as refineries, petrochemical centers and ethylene and fertilizers complex processes. These centers produce various finished products for direct sale to customers or intermediate products that can be processed in another of its CGUs or by a third party. Each processing center of the Industrial Processes segment represents the smallest unit that has distinguishable revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the CGUs, budget programs and various statistical models that consider historical information of processes and the capacity of various processing centers.
As of September 30, 2025, the value in use for CGUs are as follows:

	2025
Tula Refinery	Ps.	34,487,601
Salamanca Refinery	25,102,870
Cadereyta Refinery	22,885,639
Cangrejera Ethylene Complex	19,705,017
Salina Cruz Refinery	16,736,410
Morelos Petrochemical Complex	1,826,670
Independencia Petrochemical Complex	1,535,388
Pajaritos Ethylene Complex	185,000
Total	Ps.	122,464,595

Cash-Generating Units of Energy Transformation
For the nine-month period ended September 30, 2025, the Energy Transformation segment recognized a net impairment of Ps. (876,754), shown by CGUs as follows:

	2025
Ciudad Pemex Gas Processor Complex	Ps.	(780,129)
Cactus Gas Processor Complex	(371,315)
La Venta Gas Processor Complex	(110,103)
Matapionche Gas Processor Complex	3,290
Gas Arenque Processor Complex	3,837
Gas Poza Rica Processor Complex	19,496
Coatzacoalcos Gas Processor Complex	127,887
Nuevo Pemex Gas Processor Complex	230,283
Impairment	Ps.	(876,754)

As of September 30, 2025, the Energy Transformation segment recognized a net impairment of Ps. (876,754) due to the fluctuations of the exchange rate from Ps. 20.2683 = U.S.$1.00 as of December 31, 2024 to Ps. 18.3825 = U.S.$1.00 as of September 30, 2025 and the decrease in gross margin due higher production costs. These effects were offset by the decrease in the discount rate of CGUs of refined products from 15.93% as of December 31, 2024 to 12.26% as of September 30, 2025.
To determine the value in use of long-lived assets associated with the CGUs of Energy Transformation, the net present value of cash flows was determined based on the following assumptions:

September 30, 2025
Gas

Processed volume (1)	2,555 mmpcd of humid gas
Rate of U.S.$	18.3825
Useful lives of the cash-generating units (year average)	8
After-tax discount rate	12.26%
Period	2025 - 2032
(1) Average of the first 5 years.
CGUs in the Energy Transformation segment are processing centers grouped according to their types of processes in the gas complex processors. These centers produce various finished products for direct sale to customers or intermediate products that can be processed in another of its CGUs or by a third party. Each processing center of the Energy Transformation segment represents the smallest unit that has distinguishable revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the CGUs, budget programs and various statistical models that consider historical information of processes and the capacity of various processing centers.
As of September 30, 2025, the value in use for the CGUs is as follows:

	2025
Nuevo Pemex Gas Processor Complex	Ps.	7,650,765
Ciudad Pemex Gas Processor Complex	5,746,105
Cactus Gas Processor Complex	4,475,667
Burgos Gas Processor Complex	1,368,492
Coatzacoalcos Gas Processor Complex	890,176
La Venta Gas Processor Complex	915,660
Total	Ps.	21,046,865
Cash-Generating Units of Pemex Industrial Transformation (until June 1, 2025, see Note 1)
For the nine-month period ended September 30, 2024, Pemex Industrial Transformation recognized a net impairment of Ps. (67,871,770), shown by CGUs as follows:

	2024
Salina Cruz Refinery	Ps.	(17,468,195)
Minatitlán Refinery	(15,335,373)
Cadereyta Refinery	(10,818,788)
Salamanca Refinery	(6,721,667)
Madero Refinery	(5,445,091)
Fertilizers	(3,238,389)
Ciudad Pemex Gas Processor Complex	(3,177,751)
Tula Refinery	(1,744,025)
Gas Burgos Gas Processor Complex	(1,665,672)
Cactus Gas Processor Complex	(1,321,110)
Morelos Petrochemical Complex	(1,015,359)
Coatzacoalcos Gas Processor Complex	(435,265)
Cangrejera Ethylene Complex	(419,501)
La Venta Gas Processor Complex	(255,446)
Matapionche Gas Processor Complex	(158,745)
Pajaritos Ethylene Complex	(41,370)
Gas Arenque Processor Complex	2,621
Gas Poza Rica Processor Complex	149,459
Nuevo Pemex Gas Processor Complex	1,237,897
Impairment	Ps.	(67,871,770)

As of September 30, 2024, Pemex Industrial Transformation recognized a net impairment of Ps.(67,871,770) due to a (i) decrease in estimated gross income as a result of adverse operational and market conditions; (ii) an increase in the discount rate of CGUs of refined products from 13.68% as of December 31, 2023 to 13.98% as of September 30, 2024, and (iii) variations in the exchange rate used in the projected cash flows from Ps.16.9220 = U.S.$1.00 as of December 31, 2023 to Ps.19.6290 = U.S. $1.00 as of September 30, 2024.
To determine the value in use of long-lived assets associated with the CGUs of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of September 30,
	2024
	Refining	Gas	Petrochemicals	Ethylene	Fertilizers
Average crude oil Price (U.S.$)	104.58	N.A.	N.A.	N.A.	N.A.
Processed volume (1)	1,030 mbd	2,428 mmpcd de gas húmedo	Variable because the load inputs are diverse
Rate of U.S.$	$19.6290	$19.6290	$19.6290	$19.6290	$19.6290
Useful lives of the cash-generating units (year average)	11	7	5	6	5
Pre-tax discount rate	13.98%	14.09%	10.46%	10.46%	11.44%
Period (2)	2024-2034	2024-2030	2024-2028	2024-2029	2024-2028

(1)Average of the first four years.
(2)The first five years are projected and stabilize at year six.
N.A. = Not applicable
CGUs in Pemex Industrial Transformation were processing centers grouped according to their types of processes as refineries, gas complex processors, and petrochemical centers. These centers produced various finished products for direct sale to customers or intermediate products that can be processed in another of its CGUs or by a third party. Each processing center of Pemex Industrial Transformation represented the smallest unit that has distinguishable revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the CGUs, budget programs and various statistical models that consider historical information of processes and the capacity of various processing centers.
The recoverable amount of assets was based on each asset’s value in use. The value in use for each asset was calculated based on discounted cash flows, taking into consideration the volumes to be produced and sales to be carried out. As of September 30, 2024, the value in use for the impairment of fixed assets was as follows:

	2024
Tula Refinery	Ps.	49,412,422
Salamanca Refinery	18,718,170
Cadereyta Refinery	18,327,939
Cangrejera Ethylene Complex	10,957,462
Salina Cruz Refinery	9,691,783
Nuevo Pemex Gas Processor Complex	8,889,274
Ciudad Pemex Gas Processor Complex	8,206,845
Cactus Gas Processor Complex	5,791,934
Independencia Petrochemical Complex	2,551,933
La Venta Gas Processor Complex	1,141,934
Coatzacoalcos Gas Processor Complex	1,113,466
Pajaritos Ethylene Complex	185,000
Burgos Gas Processor Complex	67,181
Total	Ps.	135,055,343

Cash-Generating Units of Logistics as a part of Other Operating Subsidiary Companies segment (formerly Pemex Logistics)
During the nine-month period ended September 30, 2025, Logistics as part of the Other Operating Subsidiary Companies segment, recognized a net impairment of Ps.(22,143,105) mainly due to a decrease in the estimated pipelines CGUs cash flows due to the percentage of the allocable cost of petroleum products losses is no longer included.

The CGUs of Logistics as part of the Other Operating Subsidiary Companies segment are pipelines and transportation equipment. The recoverable amount of assets as of September 30, 2025 was Ps.76,097,669, based on discounted cash flows and discount rate of 13.99% and useful life of 17 years.
Cash Generating Units of Pemex Logistics (until June 1, 2025 see Note 1)
During the nine-month period ended September 30, 2024, Pemex Logistics recognized a net reversal of impairment of Ps. 582,924 due to: a decrease in the discount rate used for the project future cash flows in storage terminals from 14.80% as of December 31, 2023 to 14.57% as of September 30, 2024.

The CGUs of Pemex Logistics were storage terminals, pipelines and transport equipment. The recoverable amounts of the assets as of September 30, 2024 were Ps.73,098,806, each corresponding to the discounted cash flows at the rate of 14.57% and 17 years of useful lives, respectively.